BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SUMMARY OF DISAGGREGATION OF REVENUE

The following is a summary of revenue for the years ended December 31, 2021 and 2020, disaggregated by type:

	2021	2020
Professional Services Revenue	$1,111,353	$935,214
Sale of goods	973,485	-
Software Solution Revenue	627,462	74,735
	$2,712,300	$1,009,949